Accounting judgments, estimates and assumptions Additional information (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 26, 2021 $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Share warrant obligation
Number of shares per warrant | shares	20,250,000					1
Exercise price | $ / shares						$ 11.50
Number of warrants converted | shares	20,249,993
Revenue		$ 125,766,000	$ 109,644,000	$ 251,837,000	$ 196,333,000	$ 434,094,000	$ 260,892,000	$ 93,811,000
Income tax expense		1,252,000	325,000	2,025,000	524,000	1,127,000	862,000	7,000
Tax liability		3,661,000		3,661,000		814,000	306,000
Trade and other payables		18,989,000		18,989,000		26,573,000	17,214,000
Trade and other receivables		46,229,000		46,229,000		45,087,000	32,974,000
Platform commissions		35,388,000	29,510,000	68,839,000	53,990,000	117,229,000	75,163,000	28,766,000
Long-term deferred revenue		110,981,000		110,981,000		128,074,000	79,220,000
Deferred revenue		298,326,000		298,326,000		294,607,000	215,562,000
Long-term deferred platform commission fees		105,440,000		105,440,000		116,533,000	89,587,000
Other reserves		169,517,000		169,517,000		166,405,000	12,084,000
Game operation cost		3,310,000	1,566,000	6,597,000	3,795,000	18,945,000	17,390,000	15,727,000
General and administrative expense		7,441,000	$ 3,247,000	13,680,000	$ 5,479,000	23,031,000	3,689,000	2,611,000
Accumulated deficit		$ (274,434,000)		$ (274,434,000)		(327,497,000)	(114,019,000)
Threshold limit of the gross sales, for the two yeard before the reporting period, to determine elimination of tax obligation							$ 10,000,000,000	10,000,000,000
Percentage of tax elimination over gross sales, when threshold limit of gross sales is not exceeded							0.09
Impact of correction
Share warrant obligation
Revenue							$ 463,000
Income tax expense							844,000
Tax liability							289,000
Trade and other payables							97,000
Trade and other receivables							189,000
Platform commissions							25,000
Long-term deferred revenue							235,000
Deferred revenue							851,000
Long-term deferred platform commission fees							25,000
Other reserves							1,976,000	$ 1,819,000
Game operation cost						988,000
General and administrative expense						$ 910,000
Accumulated deficit							289,000
Previously reported
Share warrant obligation
Revenue							913,000
Trade and other payables							1,999,000
Accrued liability							$ 1,999,000
Kismet Acquisition One Corp
Share warrant obligation
Number of shares per warrant | shares	1
Exercise price | $ / shares	$ 11.50
Number of warrants converted | shares	20,250,000
Ifrs Measurement Input Price Volatility | Warrants
Share warrant obligation
Percentage of increase in fair value of public and private warrants						10.00%
Percentage of decrease in fair value of public and private warrants						10.00%
Increase in fair value						$ 1,334,000
Decrease in fair value						$ 1,366,000